Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 61,551,082	$ 60,765,154
Level 2 [Member]
Liabilities:
Derivative Warrant Liability – Private Warrant	$ 6,860	$ 8,900